Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Operating activities:
Net loss	$ 104	$ 25
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of software products	549	444
Amortization of discount related to present value of earnout	(3)	(4)
Amortization of bank loan fees	12	7
Stock based interest expense	8	24
Depreciation and other amortization	371	321
Loss on change in fair value of stock warrants		22
Gain on change in fair value of contingent liabilities		(26)
Provision for bad debt allowance	51	32
Deferred income taxes	69	121
Stock based compensation	68	36
Stock based director fees	35
Net change in assets and liabilities:
Trade receivables	(224)	(453)
Work in process	(22)	37
Prepaid expenses and other	185	115
Other long term assets	(39)	(17)
Accounts payable	226	(158)
Deferred revenue	(130)	(638)
Accrued payroll and related liabilities	230	(140)
Accrued sales, use and income taxes		(43)
Other accrued liabilities	144	269
Net cash provided by operating activities	1,634	(26)
Investing activities:
Purchase of equipment, software and leasehold improvements	(21)	(189)
Cash received on earnout from disposition of a component of the business		37
Cash paid for contingent liabilities related to acquisitions	(249)	(252)
Cash paid for assets related to acquisition	(4,200)
Software development costs capitalized	(341)	(548)
Net cash used in investing activities	(4,811)	(952)
Financing activities:
Net borrowings under line of credit	1,000
Payments on long-term debt	(168)	(112)
Borrowings under long-term debt	2,168
Payments of capital lease obligations	(55)
Proceeds from issuance of common stock	16	16
Net cash provided by financing activities	2,961	(96)
Effect of foreign currency exchange rate changes on cash	5
Net change in cash and cash equivalents	(211)	(1,074)
Cash and cash equivalents at beginning of period	1,808
Cash and cash equivalents at end of period	1,597	1,121
Cash paid for interest	74	71
Cash paid for income taxes	20	66
Noncash investing and financing activities
Issuance of common stock in connection with acquisitions	1,980
Debt issued in connection with acquisitions	3,000
Capital leases acquired in connection with acquisitions	109
Issuance of common stock related to payment of contingent liabilities	42
Issuance of common stock related to payment of director compensation	31
Issuance of common stock related to payment of employee compensation	97
Contingent liabilities incurred in connection with acquisition	$ 761